J.P. Morgan Mutual Fund Group

270 Park Avenue

New York, NY 10017

July 3, 2012

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Mutual Fund Group (the “Trust”)
on behalf of JPMorgan Short Term Bond Fund II (the “Fund”)
File Nos. 811-5151 and 333-14196

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 108 (Amendment No. 147 under the Investment Company Act of 1940) filed electronically on June 28, 2012.

If you have any questions or comments, please call the undersigned at (614) 248-5749.

Very truly yours,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary

cc:	Vincent J. Di Stefano